Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Summary of Outstanding Debt

The Company’s outstanding debt consisted of the following:

	December 31, 2019	June 30, 2020
First Lien Term Loan Facility	$511.1	$450.0
Second Lien Term Loan Facility	130.0	—
Revolving Credit Facility	21.0	—
Other financing arrangements	—	2.6

Total borrowings	662.1	452.6
Less: Current portion of debt	(5.3)	(2.6)

	656.8	450.0
Less: Unamortized capitalized financing costs	(21.7)	(12.6)

Total long-term debt	$635.1	$437.4